GENERAL	12 Months Ended
Dec. 31, 2020
GENERAL [Abstract]
GENERAL
NOTE 1 -	GENERAL

a.
TAT Technologies Ltd., (“TAT” or the “Company”) an Israeli corporation, incorporated in 1985, is a leading provider of solutions and services to the aerospace and defense industries, focused mainly on the following four segments: (i) original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories through our Gedera facility; (ii) MRO services for heat transfer components and OEM of heat transfer solutions through our Limco subsidiary; (iii) MRO services for aviation components through our Piedmont subsidiary; and (iv) overhaul and coating of jet engine components through our Turbochrome subsidiary. TAT targets the commercial aerospace (serving a wide range of types and sizes of commercial and business jets), military aerospace and ground defense sectors. TAT’s shares are listed on both the NASDAQ (TATT) and Tel-Aviv Stock Exchange.

b.
The ongoing COVID-19 pandemic adversely effected and continues to have an adverse effect on TAT’s industry and the markets in which TAT operates. The COVID-19 outbreak has significantly impacted the aviation market in which TAT’s customers operate and has resulted in a reduction of TAT’s business with some of these customers. In order to mitigate the impact of the decline in business as a result of the pandemic, TAT implemented measures to reduce its expenses, including a reduction in its headcount as well as other cost savings measures. Given the current macro-economic environment and the uncertainties regarding the potential impact of COVID-19 on TAT’s business, there can be no assurance that TAT’s estimates and assumptions used in the measurement of various assets and liabilities in the financial statements will prove to be accurate predictions of the future.

c.
TAT has the following wholly owned subsidiaries: Limco-Piedmont Inc. (“Limco-Piedmont”), and Turbochrome Ltd. (“Turbochrome”). Additionally, the Company holds 51% of TAT-Engineering LLC (“TAT-Engineering”), hereinafter collectively referred to as the “Group”.

d.
On November 25, 2015, the Company signed an agreement with Russian-based Engineering Holding of Moscow (“Engineering”), to establish a new facility for the provision of services for heat transfer products. The new company, TAT-Engineering LLC, is based in Novosibirsk’s Tolmachevo airport. TAT-Engineering, LLC shall provide services for heat transfer products. 51% of TAT-Engineering LLC's shares are held by TAT and the remaining 49% are held by Engineering. The accounting treatment of the joint venture is based on the equity method due to variable participating rights granted to Engineering. The new entity was established in January 2016.